Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 225,718	$ 165,241
Customer financing receivable, unrealized gain (loss)	(540)	1,506
Available-for-sale investments	12,409	14,838
Available-for-sale investments, unrealized gain (loss)	0	0
Goodwill	1,439,867
Goodwill, realized loss	(714,000)
Jackpot liabilities	268,581	291,026
Jackpot liabilities, unrealized gain (loss)	7,045	8,016
Debt	8,974,126	8,415,890
Debt, unrealized gain (loss)	(582,479)	(543,605)
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	226,258	163,735
Available-for-sale investments	12,409	14,838
Goodwill	1,439,867
Jackpot liabilities	275,626	299,042
Debt	8,391,647	7,872,285
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Available-for-sale investments	0	0
Goodwill	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Available-for-sale investments	0	0
Goodwill	0
Jackpot liabilities	0	0
Debt	8,974,126	8,415,890
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	225,718	165,241
Available-for-sale investments	12,409	14,838
Goodwill	1,439,867
Jackpot liabilities	268,581	291,026
Debt	$ 0	$ 0